UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at January 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 94.41%	Value
	Banks - 3.81%
6,700	Bank of America Corp.	$296,341
4,900	Wells Fargo & Co.	305,564
		601,905
	Capital Goods - 8.93%
3,900	Caterpillar, Inc.	264,810
4,700	General Dynamics Corp.	546,892
16,700	General Electric Co.	546,925
900	United Technologies Corp.	52,533
		1,411,160
	Consumer Durables & Apparel - 1.91%
3,500	The Black & Decker Corp.	302,050
	Consumer Services - 0.33%
1,500	McDonald's Corp.	52,515
	Diversified Financials - 15.71%
7,000	American Express Co.	367,150
12,100	Citigroup, Inc.	563,618
14,765	J.P. Morgan Chase & Co.	586,909
900	Lehman Brothers Holdings, Inc.	126,405
7,800	Merrill Lynch & Co., Inc.	585,546
1,800	The Goldman Sachs Group, Inc.	254,250
		2,483,878
	Energy - 7.26%
9,400	Chevron Corp.	558,172
9,400	Exxon Mobil Corp.	589,850
		1,148,022
	Food, Beverages & Tobacco - 4.42%
9,650	Altria Group, Inc.	698,081
	Health Care Equipment & Services - 3.67%
3,800	Cigna Corp.	462,080
2,400	HCA, Inc.	117,792
		579,872
	Household & Personal Products - 1.93%
10,800	Avon Products, Inc.	305,856
	Insurance - 5.17%
4,700	American International Group, Inc.	307,662
6,200	The Hartford Financial Services Group, Inc.	509,826
		817,488
	Materials - 8.50%
3,500	Allegheny Technologies, Inc.	181,475
13,838	E. I. du Pont de Nemours and Co.	541,758
7,100	The Dow Chemical Co.	300,330
4,600	Weyerhaeuser Co.	320,896
		1,344,459
	Pharmaceuticals & Biotechnology - 12.04%
13,700	Bristol-Myers Squibb Co.	312,223
22,900	Merck & Co., Inc.	790,050
31,200	Pfizer, Inc.	801,216
		1,903,489
	Technology Hardware & Equipment - 1.90%
3,700	International Business Machines Corp.	300,810
	Telecommunication Services - 9.72%
29,700	AT&T, Inc.	770,715
24,200	Verizon Communications, Inc.	766,172
		1,536,887
	Transportation - 1.64%
5,200	Norfolk Southern Corp.	259,168
	Utilities - 7.47%
14,300	American Electric Power Co., Inc.	533,676
700	Entergy Corp.	48,657
4,100	Exelon Corp.	235,422
10,425	The Southern Co.	362,790
		1,180,545

	TOTAL COMMON STOCKS (Cost $13,744,963)	14,926,185

	SHORT-TERM INVESTMENTS - 5.76%
428,720	Federated Cash Trust Money Market Fund	428,720
481,651	SEI Daily Income Treasury Government Fund - Class B	481,651
	TOTAL SHORT-TERM INVESTMENTS (Cost $910,371)	910,371

	Total Investments in Securities (Cost $14,655,334) - 100.17%	15,836,556
	Liabilities in Excess of Other Assets - (0.17)%	(26,629)
	TOTAL NET ASSETS - 100.00%	$15,809,927

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$14,695,902

Gross unrealized appreciation	$1,744,203
Gross unrealized depreciation	(603,549)
Net unrealized appreciation	$1,140,654

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 03/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 03/27/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 03/27/06

* Print the name and title of each signing officer under his or her signature.